Related parties (Details) $ in Thousands, € in Millions			3 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Feb. 24, 2017 USD ($)	Sep. 30, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Details of Balances [Abstract]
Current receivables with related parties				$ 11,567	$ 12,031
Non-current receivables with related parties				2,108	30,505
Current payables with related parties				63,409	61,338
Non-current payables with related parties				141,031	101,750
Receivables from related parties				1,715
Preferred equity in ACBH					30,488
Transactions With Related Party [Abstract]
Financial income				1,007	3,298	$ 3,464
Financial expenses				(463,717)	(408,007)	(333,921)
Dividends retained from Abengoa		$ 10,400
Related Parties [Member]
Details of Balances [Abstract]
Receivables from related parties				1,715
Preferred equity in ACBH					30,488
Transactions With Related Party [Abstract]
Dividends retained from Abengoa				10,400	28,000
Income for cancellation of subordinated debt					7,600
Income for discounts received for prepayment of payables					1,700
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Sales				0	0	44,260
Services rendered				3,495	1,220	523
Services received				(114,416)	(115,779)	(106,737)
Financial income				74	60	1,466
Financial expenses				$ (1,154)	$ (2,460)	$ (1,968)
Abengoa [Member]
Transactions With Related Party [Abstract]
Term to maintain guarantees and letters of credit				5 years
Guarantees amount				$ 31,500
Other existing debts receivables | €			€ 7.8
Guarantees amount replaced				$ 112,000
Abengoa [Member] | Solana [Member]
Transactions With Related Party [Abstract]
Performance consideration receivable	$ 120,000
Performance obligations proceeds applied to project debt	80,000
Performance obligations proceeds applied to additional plant repairs	25,000
Other obligations	15,000
Other obligations per semester	6,500
Recognition period of other contingnt obligations considered				10 years
Performance obligations proceeds received from Abengoa	$ 42,500
Abengoa [Member] | Solana and Mojave [Member]
Transactions With Related Party [Abstract]
Minimum ownership requirement percentage	16.00%